Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 6,946.59
Total Fee Amount	6,946.59
Total Transaction Valuation	50,301,135.36
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A